Note 6 - Long-term Debt	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Long-term Debt [Text Block]
6.	Long-Term Debt

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of December 31, 2015 and September 30, 2016 is as follows:

Borrower	December 31, 2015	September 30, 2016
Xingang Shipping Ltd. / Joanna Maritime Ltd.	1,276,040	1,103,915
Manolis Shipping Ltd.	4,500,000	-
Saf Concord Shipping Ltd.	3,250,000	-
Pantelis Shipping Corp.	5,120,000	4,840,000
Noumea Shipping Ltd.	7,800,000	7,080,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	13,200,000	12,850,000
Eternity Shipping Company	5,375,000	-
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	-	13,580,000
Kamsarmax One Shipping Ltd.	-	13,333,000
	40,521,040	52,786,915
Less: Current portion	(14,810,000)	(5,464,000)
Long-term portion	25,711,040	4 7,322,915
Deferred Charges, current portion	124,234	146,649
Deferred charges, long-term portion	158,338	312,258
Long-term debt, current portion net of deferred charges	14,685,766	5,317,351
Long-term debt, long-term portion net of deferred charges	25,552,702	47,010 ,657

None of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To September 30:
2017	5,464 ,000
2018	1 5,782,915
2019	21,009,000
2020	934,000
2021	934,000
Thereafter	8,663,000
Total	52,786,915

Details of the loans are discussed in Notes 9, 20(b) and 20(c) of our consolidated financial statements for the year ended December 31, 2015 included in the Company’s annual report on Form 20-F and are supplemented by the changes noted below.

One of the vessels of the loan facility of $14.5 million with Eurobank Ergasias S.A. signed in February 2016 as described in Note 20(b) on Form 20-F as mentioned above, M/V “Captain Costas”, was sold on May 10, 2016, however, the proceeds were not used to repay a portion of the loan facility but remained available to the Company to acquire a substitute vessel which would secure the loan facility in place of M/V “Captain Costas”. On September 29, 2016, the Company acquired M/V “Aegean Express”.

In September 2016, the Company signed a supplemental agreement to its loan agreements of Xingang Shipping Ltd., Pantelis Shipping Corp., Eirini Shipping Ltd. and Eleni Shipping Ltd. providing for the deferment of loan repayments from twelve to fifteen months, relaxation of loan-to-value covenants and certain other terms as noted below:

The loan with Xingang Shipping Ltd. will be repaid in November 2017 with one payment equal to its outstanding balance of $1,103,915.

The loan with Pantelis Shipping Corp will have the six principal instalments, from June 2016 to September 2017, deferred. The deferred amount of $1,680,000 will be added to the balloon payment of $3,160,000 due in September 2017. Furthermore, if Euroseas extends or refinances the balloon payment on the loan of Noumea Shipping Ltd., owner of M/V Evridiki G, at least until the current charter expires in January 2018, then the outstanding amount of $4,840,000 as of September 2017 will be repaid in four quarterly instalments starting in March 2018 with two instalments of $280,000 each, 2 instalments of $560,000 each plus a balloon payment of $3,160,000 along with the last payment in December 2018.

The outstanding balance of the loan of Eirini Shipping Ltd / Eleni Shipping Ltd. of $12,850,000 prior to the closing of the supplemental agreement was reduced to $11,600,000 via prepayment of the cash collateral of $1,250,000 (which was effected after the signing of the respective supplemental agreement). In addition, seven principal instalments of $350,000 each, from September 2016 to December 2017 were deferred. Repayment of the loan will be resumed in March 2018 and the outstanding balance of $11,600,000 will be repaid in two quarterly instalments of $350,000 each, four of $725,000 each plus a balloon payment of $8,000,000 due in May 2019. The asset coverage ratio was reduced from 130% to 75% until December 31, 2017. A cash sweep mechanism was put in place until the entire deferred amount of $3,330,000 is repaid.

In November 2016, the loan with Noumea Shipping Ltd., owner of M/V Evridiki G, was agreed to be refinanced so that the balloon payment of $6,360,000 originally due in December 2016 will be repaid with two semi-annual repayments of $720,000 each in June and January 2018 and a balloon payment of $4,920,000 in January 2018. The loan-to-value covenant will be waived until November 2017. The agreement is subject to customary legal documentation and an amendment fee of $15,000 is payable.. As a result of refinancing this balloon payment, the balloon payment of Pantelis Shipping Corp of $4,840,000 due in September 2017 is refinanced as described above.

The Company’s loans are secured with one or more of the following:
•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to 60% of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loans agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Restricted cash under “Current Assets” and “Long-term assets” amounts to $10,466,743 and $7,073,332 as of December 31, 2015 and September 30, 2016 and is comprised of deposits held in retention accounts and deposits required to be maintained as certain minimum cash balances per mortgaged vessel.

Interest expense excluding loan fee amortization

for the nine-month periods ended September 30, 2015 and 2016 amounted to $1,116,796 and $

1,288,847, respectively, of which imputed interest was $433,999 and $497,813, respectively.
At September 30, 2016, LIBOR for the Company’s loans was on average approximately 0.5% per year, the average interest rate margin over LIBOR on our debt was approximately 5.05% per year for a total average interest rate of approximately 5.55% per year.